Share-based Compensation - Weighted Average Assumptions (Details) - Performance Share Units	6 Months Ended
Jun. 30, 2026 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	4.15%
Stock price volatility	56.00%
Contracted term in years	3 years
Expected dividend yield	0.00%
Grant date price of HMH common stock (in dollars per share)	$ 18.66